Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Asset Derivatives - Fair Value
Hedging derivatives	$ 109	$ 115
Non-Hedging derivatives	149	50
Total	258	165
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Non-Hedging derivatives	(183)	(42)
Total	(183)	(42)
Foreign exchange contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Hedging derivatives	109	115
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	5	2
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	0	0
Commodity contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	144	48
Liability Derivatives - Fair Value
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	$ (183)	$ (42)